Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 43 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2017 and 2016, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2017.

Condensed Statements of Condition
	December 31,
(In thousands)	2017	2016
ASSETS
Cash and due from banks (includes $47,663 due from bank subsidiary (2016 - $47,614))	$47,663	$47,783
Money market investments	246,457	252,347
Trading account securities	3,985	2,640
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2016 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,727,383	3,658,451
Investment in Popular North America and subsidiaries, at equity	1,534,640	1,707,167
Investment in other non-bank subsidiaries, at equity	232,387	243,993
Other loans	33,221	1,142
Less - Allowance for loan losses	266	2
Premises and equipment	3,365	3,067
Investment in equity method investees	49,777	51,259
Other assets (includes $1,096 due from subsidiaries and affiliate (2016 - $936))	18,025	11,257
Total assets	$5,906,487	$5,988,954

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$737,685	$735,600
Other liabilities (includes $2,033 due to subsidiaries and affiliate (2016 - $2,574))	64,813	55,309
Stockholders’ equity	5,103,989	5,198,045
Total liabilities and stockholders’ equity	$5,906,487	$5,988,954
[1] Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2017	2016	2015
Income:
Dividends from subsidiaries	$211,500	$102,300	$41,350
Interest income (includes $3,183 due from subsidiaries and affiliates (2016 - $1,965;
2015 - $1,188))	4,238	2,141	1,332
Earnings from investments in equity method investees	11,761	12,352	13,710
Other operating income	86	-	-
Gain on sale and valuation adjustment of investment securities	-	1,767	-
Trading account profit (loss)	266	90	(187)
Total income	227,851	118,650	56,205
Expenses:
Interest expense	52,470	52,470	52,470
Provision (reversal of provision) for loan losses	403	(35)	35
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $8,225 (2016 - $8,160 ; 2015 - $7,309)), net of reimbursement by subsidiaries for
services provided by parent of $76,720 (2016 - $74,573 ; 2015 - $74,799)	(1,773)	(4,208)	(1,293)
Total expenses	51,100	48,227	51,212
Income before income taxes and equity in undistributed
earnings of subsidiaries	176,751	70,423	4,993
Income tax expense (benefit)	-	19	(186)
Income before equity in undistributed earnings of subsidiaries	176,751	70,404	5,179
Equity in undistributed (losses) earnings of subsidiaries	(69,070)	145,152	888,818
Income from continuing operations	107,681	215,556	893,997
Equity in undistributed earnings of discontinued operations	-	1,135	1,347
Net income	$107,681	$216,691	$895,344
Comprehensive income, net of tax	$77,315	$153,291	$868,330

Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2017	2016	2015
Cash flows from operating activities:
Net income	$107,681	$216,691	$895,344
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
Equity in undistributed earnings of subsidiaries,
net of dividends or distributions	69,070	(146,287)	(890,165)
Provision (reversal) for loan losses	403	(35)	35
Net accretion of discounts and amortization of premiums and deferred fees	2,086	2,087	2
Earnings from investments under the equity method	(11,761)	(12,352)	(13,710)
Deferred income tax (benefit) expense	-	19	(186)
Gain on:
Sale and valuation adjustments of investment securities	-	(1,767)	-
Net (increase) decrease in:
Trading securities	(1,345)	(620)	(380)
Other assets	12,191	4,473	8,781
Net increase (decrease) in:
Other liabilities	3,230	(3,854)	(5,622)
Total adjustments	73,874	(158,336)	(901,245)
Net cash provided by (used in) operating activities	181,555	58,355	(5,901)
Cash flows from investing activities:
Net decrease (increase) in money market investments	5,890	9,857	(242,457)
Proceeds from sale of investment securities:
Available-for-sale	-	278	-
Other	-	1,583	-
Capital contribution to subsidiaries	(5,955)	-	-
Net decrease in advances to subsidiaries and affiliates	-	-	53,769
Net repayments on other loans	181	35	24
Return of capital from equity method investments	500	433	11,500
Return of capital from wholly owned subsidiaries	22,400	14,000	203,000
Acquisition of loans portfolio	(31,909)	-	-
Acquisition of trademark	(5,560)	-	-
Acquisition of premises and equipment	(965)	(953)	(1,079)
Proceeds from sale of:
Premises and equipment	23	56	9
Foreclosed assets	38	434	-
Net cash (used in) provided by investing activities	(15,357)	25,723	24,766
Cash flows from financing activities:
Proceeds from issuance of common stock	7,016	7,437	6,226
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,668)	(475)	(1,021)
Payments related to tax withholding for
share-based compensation	(1,756)	(1,623)	(963)
Net cash used in financing activities	(166,318)	(60,593)	(15,015)
Net (decrease) increase in cash and due from banks	(120)	23,485	3,850
Cash and due from banks at beginning of period	47,783	24,298	20,448
Cash and due from banks at end of period	$47,663	$47,783	$24,298

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $3.5 million for the year ended December 31, 2017 (2016 - $4.7 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III and medium-term notes. Refer to Note 22 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2017:

Year	(In thousands)
2018	$-
2019	446,873
2020	-
2021	-
2022	-
Later years	290,812
No stated maturity	-
Total	$737,685